Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000117696
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,588	$ 14,378	$ 11,487	$ 13,335	$ 12,611	$ 11,720	$ 9,889	$ 11,926	$ 9,278	$ 8,817	$ 10,000
C000117697
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,246	15,749	12,461	14,322	13,417	12,342	10,306	12,306	9,480	8,925	10,000
C000117698
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 16,799	15,381	12,197	14,056	13,197	12,177	10,191	12,193	9,420	8,886	10,000
C000163394
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,002	16,063	16,070	16,099	13,365	13,310	11,370	12,105	11,042	10,000
C000163395
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,601	17,405	17,239	17,091	14,049	13,847	11,721	12,350	11,158	10,000
C000163396
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 18,178	17,058	16,923	16,839	13,874	13,704	11,630	12,284	11,130	10,000
C000018479
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,766	16,397	16,087	16,836	13,421	14,134	11,899	12,608	10,899	9,932	10,000
C000018480
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,632	17,947	17,425	18,065	14,249	14,852	12,390	12,993	11,093	10,035	10,000
C000018478
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 19,139	17,534	17,078	17,740	14,041	14,673	12,262	12,892	11,040	10,006	10,000
C000018482
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,497	13,079	11,225	12,655	11,487	11,268	9,378	11,229	9,606	9,601	10,000
C000018483
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,915	14,326	12,163	13,569	12,197	11,835	9,757	11,564	9,801	9,689	10,000
C000018481
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 14,534	13,988	11,911	13,328	12,015	11,684	9,653	11,475	9,747	9,671	10,000
C000079421
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,282	16,663	15,922	16,026	13,274	11,971	9,844	11,007	10,924	9,254	10,000
C000079420
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,117	18,240	17,248	17,187	14,100	12,582	10,243	11,345	11,147	9,348	10,000
C000079419
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 18,624	17,820	16,903	16,871	13,874	12,420	10,141	11,248	11,080	9,318	10,000
C000117699
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,107	17,613	16,860	18,020	15,123	14,942	12,141	12,887	11,037	9,763	10,000
C000117700
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,121	19,252	18,259	19,322	16,047	15,709	12,630	13,278	11,261	9,863	10,000
C000117701
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 20,583	18,823	17,899	18,982	15,801	15,506	12,495	13,177	11,204	9,838	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,421	16,696	14,047	16,337	14,616	13,498	11,005	12,701	10,111	9,961	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,421	16,696	14,047	16,337	14,616	13,498	11,005	12,701	10,111	9,961	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,421	16,696	14,047	16,337	14,616	13,498	11,005	12,701	10,111	9,961	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 28,147	22,913	18,402	23,121	18,533	15,591	12,096	12,949	10,850	9,891	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 28,147	22,913	18,402	23,121	18,533	15,591	12,096	12,949	10,850	9,891	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 28,147	22,913	18,402	23,121	18,533	15,591	12,096	12,949	10,850	9,891	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000